Fair Value Measurement (Details) - Schedule of Valuation of the Convertible Notes $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares
Share price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price (in Dollars per share) | $ / shares	$ 0.33
Discount rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation of the convertible notes, rate	14.80%
Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation of the convertible notes, rate	91.00%
Probability of qualified financing [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation of the convertible notes, rate	5.00%
Probability of SPAC/IPO [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation of the convertible notes, rate	25.00%
Probability of default [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation of the convertible notes, rate	60.00%
Probability of held to maturity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation of the convertible notes, rate	10.00%
Recovery upon default (2012 and 2013 Convertible Notes) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Recovery upon default (Convertible Notes) (in Dollars) | $	$ 10,000